Schedule of Investments (unaudited) August 31, 2020	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Investment Value	Value
Investment Companies

Equity Funds — 100.0%
Master Advantage Large Cap Value Portfolio(a)	$515,946,608	$515,946,608

Total Investments — 100.0%
(Cost: $462,620,947)		515,946,608

Liabilities in Excess of Other Assets — (0.0)%		(227,851)

Net Assets — 100.0%		$515,718,757

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Investment Value Held at 08/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Advantage Large Cap Value Portfolio	$497,398,150	$—	$(19,571,874	)(a)(b)	$(497,685)	$38,618,017	$515,946,608	$515,946,608	$2,307,521	$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense, allocated from the Master Portfolio.

BlackRock Advantage Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $515,946,608 and 99.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Financial instruments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) August 31, 2020	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)	2,311	$198,006
Boeing Co.	1,758	302,060
Curtiss-Wright Corp.	14,050	1,437,596
Hexcel Corp.	6,511	256,468
L3Harris Technologies, Inc.	7,324	1,323,740
Lockheed Martin Corp.	1,229	479,630
Mercury Systems, Inc.(a)	3,211	243,201
Northrop Grumman Corp.	1,874	642,051
Raytheon Technologies Corp.	8,244	502,884
Teledyne Technologies, Inc.(a)	3,218	1,009,197

		6,394,833

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	864	84,931
FedEx Corp.	5,133	1,128,439

		1,213,370

Airlines — 0.6%
Alaska Air Group, Inc.	30,486	1,187,430
Delta Air Lines, Inc.	60,472	1,865,561

		3,052,991

Auto Components — 0.4%
Aptiv PLC	23,608	2,033,121

Automobiles — 0.0%
Harley-Davidson, Inc.	7,525	208,518

Banks — 6.7%
Bank of America Corp.	301,094	7,750,160
Bank OZK	8,073	186,002
Citigroup, Inc.	31,992	1,635,431
Citizens Financial Group, Inc.	50,806	1,314,351
Comerica, Inc.	14,006	553,657
Cullen/Frost Bankers, Inc.	17,732	1,231,665
First Hawaiian, Inc.	7,916	130,851
First Horizon National Corp.	80,776	771,411
First Republic Bank	2,235	252,354
JPMorgan Chase & Co.	103,552	10,374,875
PacWest Bancorp	4,790	91,393
PNC Financial Services Group, Inc.	3,390	376,968
Prosperity Bancshares, Inc.	3,508	191,256
Regions Financial Corp.	14,456	167,111
US Bancorp	39,533	1,439,001
Wells Fargo & Co.	303,040	7,318,416
Wintrust Financial Corp.	3,203	139,395
Zions Bancorp NA	24,421	785,379

		34,709,676

Beverages — 1.6%
Brown-Forman Corp., Class B	6,764	494,922
Coca-Cola Co.	17,111	847,508
Coca-Cola European Partners PLC	12,404	510,548
Keurig Dr Pepper, Inc.	8,949	266,949
Molson Coors Beverage Co., Class B	13,152	495,041
PepsiCo, Inc.	40,246	5,636,855

		8,251,823

Biotechnology — 2.9%
AbbVie, Inc.	46,036	4,408,868
Amgen, Inc.	5,104	1,292,945
Biogen, Inc.(a)	7,720	2,220,581
Gilead Sciences, Inc.	104,377	6,967,165

		14,889,559

Security	Shares	Value

Building Products — 1.1%
Advanced Drainage Systems, Inc.	4,034	$223,806
Allegion PLC	44,539	4,604,887
Lennox International, Inc.	279	78,212
Owens Corning	4,676	316,285
Trex Co., Inc.(a)	1,730	258,618

		5,481,808

Capital Markets — 4.3%
Ameriprise Financial, Inc.	8,022	1,257,850
Bank of New York Mellon Corp.	44,215	1,635,071
Cboe Global Markets, Inc.	16,532	1,517,472
Charles Schwab Corp.	93,994	3,339,607
CME Group, Inc.	18,264	3,212,090
E*TRADE Financial Corp.	1,501	81,204
FactSet Research Systems, Inc.	2,466	864,086
Franklin Resources, Inc.	17,069	359,473
Intercontinental Exchange, Inc.	16,141	1,714,658
Invesco Ltd.	31,969	326,084
Moody’s Corp.	3,652	1,076,025
Morgan Stanley	31,000	1,620,060
Northern Trust Corp.	8,043	658,641
S&P Global, Inc.	4,623	1,693,960
State Street Corp.	12,456	848,129
T Rowe Price Group, Inc.	11,064	1,540,220
TD Ameritrade Holding Corp.	7,459	286,276

		22,030,906

Chemicals — 3.5%
Air Products & Chemicals, Inc.	10,403	3,040,381
Chemours Co.	4,828	99,746
Corteva, Inc.	3,955	112,915
DuPont de Nemours, Inc.	11,143	621,334
Ecolab, Inc.	31,779	6,263,005
FMC Corp.	8,080	863,429
Linde PLC	10,223	2,553,092
Mosaic Co.	87,960	1,603,511
PPG Industries, Inc.	23,022	2,771,849

		17,929,262

Commercial Services & Supplies — 0.2%
Cintas Corp.	1,960	653,150
MSA Safety, Inc.	1,329	167,388

		820,538

Communications Equipment — 1.5%
Cisco Systems, Inc.	182,185	7,691,851

Construction & Engineering — 0.3%
EMCOR Group, Inc.	4,176	313,242
MasTec, Inc.(a)	17,992	831,410
Quanta Services, Inc.	3,543	181,579

		1,326,231

Consumer Finance — 0.7%
Ally Financial, Inc.	66,082	1,511,956
American Express Co.	18,270	1,856,049
Capital One Financial Corp.	4,680	323,061

		3,691,066

Containers & Packaging — 0.3%
International Paper Co.	11,169	405,100
Westrock Co.	38,924	1,180,565

		1,585,665

Distributors — 0.2%
Genuine Parts Co.	8,609	813,034

1

Schedule of Investments (unaudited) (continued) August 31, 2020	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)	8,953	$1,190,839
H&R Block, Inc.	57,903	839,593

		2,030,432

Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(a)	76,110	16,595,025
Equitable Holdings, Inc.	4,777	101,225

		16,696,250

Diversified Telecommunication Services — 2.9%
AT&T Inc.	252,065	7,514,058
CenturyLink, Inc.	66,355	713,316
Verizon Communications, Inc.	110,450	6,546,371

		14,773,745

Electric Utilities — 3.8%
Alliant Energy Corp.	70,993	3,844,271
Eversource Energy	19,350	1,658,489
Exelon Corp.	9,864	364,080
IDACORP, Inc.	23,919	2,150,318
NextEra Energy, Inc.	26,525	7,404,984
Pinnacle West Capital Corp.	24,386	1,788,713
Xcel Energy, Inc.	32,891	2,285,102

		19,495,957

Electrical Equipment — 1.1%
AMETEK, Inc.	15,051	1,515,636
Generac Holdings, Inc.(a)	3,006	571,080
Hubbell, Inc.	25,630	3,714,299

		5,801,015

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	43,476	1,196,025
National Instruments Corp.	52,956	1,900,591

		3,096,616

Energy Equipment & Services — 0.5%
Baker Hughes Co.	52,088	743,817
ChampionX Corp.(a)	9,199	94,198
National Oilwell Varco, Inc.	17,916	214,992
Schlumberger NV	84,195	1,600,547
TechnipFMC PLC	25,396	195,549

		2,849,103

Entertainment — 0.9%
Walt Disney Co.	33,474	4,414,216

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.	4,245	714,773
American Tower Corp.	462	115,107
Apartment Investment & Management Co., Class A	2	72
AvalonBay Communities, Inc.	7,446	1,176,915
Boston Properties, Inc.	23,632	2,052,912
Camden Property Trust	6,567	597,203
Douglas Emmett, Inc.	9,665	269,847
Equity Residential	71,206	4,019,579
Essex Property Trust, Inc.	1,533	331,910
Macerich Co.(b)	28,379	225,045
Park Hotels & Resorts, Inc.	37,694	357,716
Prologis, Inc.	75,643	7,704,996
Realty Income Corp.	4,501	279,197
Regency Centers Corp.	14,772	586,596
UDR, Inc.	3,988	138,822
Welltower, Inc.	11,034	634,676

		19,205,366

Security	Shares	Value

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	11,503	$3,999,133
Walmart, Inc.	11,395	1,582,196

		5,581,329

Food Products — 2.8%
Campbell Soup Co.	2,432	127,947
General Mills, Inc.	92,647	5,924,776
Hershey Co.	26,718	3,971,363
Hormel Foods Corp.	5,011	255,461
JM Smucker Co.	1,150	138,207
McCormick & Co., Inc.	11,039	2,276,242
Mondelez International, Inc., Class A	29,287	1,710,947

		14,404,943

Gas Utilities — 0.1%
UGI Corp.	22,133	764,252

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	41,764	4,571,905
DENTSPLY SIRONA, Inc.	4,153	186,345
Edwards Lifesciences Corp.(a)	37,269	3,199,171
Hologic, Inc.(a)	11,518	687,855
IDEXX Laboratories, Inc.(a)	2,038	796,980
Medtronic PLC	39,192	4,211,964
SmileDirectClub, Inc.(a)	17,679	143,554
STERIS PLC	5,628	898,454
Stryker Corp.	3,952	783,128
West Pharmaceutical Services, Inc.	764	216,946

		15,696,302

Health Care Providers & Services — 2.4%
1Life Healthcare, Inc.(a)	4,536	132,315
Anthem, Inc.	11,581	3,260,283
Cardinal Health, Inc.	13,944	707,798
Cigna Corp.	8,843	1,568,483
CVS Health Corp.	43,375	2,694,455
HCA Healthcare, Inc.	8,760	1,188,907
Henry Schein, Inc.(a)	1,262	83,847
Laboratory Corp. of America Holdings(a)	1,896	333,222
McKesson Corp.	11,313	1,735,867
Quest Diagnostics, Inc.	4,235	471,101
UnitedHealth Group, Inc.	416	130,021

		12,306,299

Health Care Technology — 0.1%
Teladoc Health, Inc.(a)(b)	3,450	744,130

Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment, Inc.(a)	19,527	894,337
Choice Hotels International, Inc.	7,548	749,441
Darden Restaurants, Inc.	15,656	1,356,905
Extended Stay America, Inc.	65,029	812,212
McDonald’s Corp.	6,290	1,343,041
MGM Resorts International	38,505	866,362
Penn National Gaming, Inc.(a)	2,154	110,069
Texas Roadhouse, Inc.	4,348	273,881
Vail Resorts, Inc.	4,562	993,011
Wyndham Destinations, Inc.	18,476	535,619

		7,934,878

Household Durables — 0.1%
DR Horton, Inc.	6,336	452,200

Household Products — 2.7%
Church & Dwight Co., Inc.	7,805	747,953
Clorox Co.	15,528	3,470,508

2

Schedule of Investments (unaudited) (continued) August 31, 2020	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Colgate-Palmolive Co.	47,330	$3,751,376
Procter & Gamble Co.	43,403	6,003,937

		13,973,774

Industrial Conglomerates — 1.6%
3M Co.	718	117,048
Carlisle Cos., Inc.	5,178	678,059
General Electric Co.	123,070	780,264
Honeywell International, Inc.	27,348	4,527,461
Roper Technologies, Inc.	5,635	2,407,216

		8,510,048

Insurance — 3.2%
Aflac, Inc.	15,376	558,456
Allstate Corp.	5,230	486,390
Arthur J. Gallagher & Co.	3,314	348,964
Brown & Brown, Inc.	9,877	458,293
Cincinnati Financial Corp.	40,942	3,251,204
First American Financial Corp.	13,385	703,650
Globe Life, Inc.	12,688	1,046,506
Hartford Financial Services Group, Inc.	9,945	402,275
Lincoln National Corp.	6,280	226,394
Marsh & McLennan Cos., Inc.	9,133	1,049,473
MetLife, Inc.	21,128	812,583
Prudential Financial, Inc.	57,288	3,882,408
Reinsurance Group of America, Inc.	8,871	813,293
Travelers Cos., Inc.	7,803	905,460
Unum Group	30,253	559,076
Willis Towers Watson PLC	4,839	994,560

		16,498,985

Interactive Media & Services — 1.8%
Alphabet, Inc., Class A(a)	1,858	3,027,667
Alphabet, Inc., Class C(a)	2,175	3,554,342
Cargurus, Inc.(a)	8	195
Twitter, Inc.(a)	72,516	2,942,699

		9,524,903

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(a)	1,183	4,082,486
Etsy, Inc.(a)	2,499	299,130
Wayfair, Inc., Class A(a)	2,098	622,183

		5,003,799

IT Services — 2.6%
Accenture PLC, Class A	1,105	265,123
Automatic Data Processing, Inc.	13,090	1,820,688
Cognizant Technology Solutions Corp., Class A	4,752	317,719
DXC Technology Co.	11,605	231,868
Fiserv, Inc.(a)	18,025	1,794,929
PayPal Holdings, Inc.(a)	28,789	5,876,986
Visa, Inc., Class A	13,801	2,925,674

		13,232,987

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	3,483	349,763
Avantor, Inc.(a)	7,479	168,801

		518,564

Machinery — 4.8%
AGCO Corp.	14,911	1,060,172
Caterpillar, Inc.	5,319	756,947
Cummins, Inc.	851	176,370
Deere & Co.	30,451	6,396,537
Fortive Corp.	20,295	1,463,472
Illinois Tool Works, Inc.	10,906	2,154,480

Security	Shares	Value

Machinery (continued)
Oshkosh Corp.	36,049	$2,776,134
Otis Worldwide Corp.	7,101	446,653
PACCAR, Inc.	34,601	2,970,150
Snap-on, Inc.	11,587	1,718,005
Stanley Black & Decker, Inc.	1,420	229,046
Toro Co.	2,350	176,908
Xylem, Inc.	54,974	4,407,815

		24,732,689

Media — 2.3%
Comcast Corp., Class A	114,100	5,112,821
Discovery, Inc., Class A(a)(b)	51,316	1,132,287
Interpublic Group of Cos., Inc.	156,027	2,771,039
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,406	87,362
Nexstar Media Group, Inc., Class A	3,198	307,040
Sirius XM Holdings, Inc.	284,834	1,671,976
TEGNA, Inc.	4,069	50,944
ViacomCBS, Inc., Class A	8,277	252,780
ViacomCBS, Inc., Class B	15,620	435,017

		11,821,266

Metals & Mining — 0.5%
Alcoa Corp.(a)(b)	22,250	325,295
Reliance Steel & Aluminum Co.	13,497	1,415,430
Steel Dynamics, Inc.	24,130	712,318

		2,453,043

Multiline Retail — 0.3%
Kohl’s Corp.	37,170	793,951
Nordstrom, Inc.(b)	53,789	860,624

		1,654,575

Multi-Utilities — 1.1%
Ameren Corp.	40,159	3,176,978
CMS Energy Corp.	16,771	1,014,478
Consolidated Edison, Inc.	19,029	1,357,529
Public Service Enterprise Group, Inc.	6,833	356,956

		5,905,941

Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	50,198	4,213,118
Concho Resources, Inc.	13,830	718,883
ConocoPhillips	57,294	2,170,870
Continental Resources, Inc.	26,534	455,854
EOG Resources, Inc.	50,379	2,284,184
Exxon Mobil Corp.	42,098	1,681,394
Kinder Morgan, Inc.	68,636	948,549
Marathon Oil Corp.	149,277	788,183
ONEOK, Inc.	9,340	256,663
Phillips 66	15,923	931,018
Suncor Energy, Inc.	11,927	191,190
Valero Energy Corp.	25,842	1,359,031
Williams Cos., Inc.	42,304	878,231

		16,877,168

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	30,015	1,866,933
Catalent, Inc.(a)	5,116	473,230
Johnson & Johnson	76,240	11,695,978
Merck & Co., Inc.	36,132	3,080,976
Pfizer, Inc.	182,528	6,897,733
Zoetis, Inc.	5,337	854,454

		24,869,304

Professional Services — 0.2%
IHS Markit Ltd.	3,571	285,395

3

Schedule of Investments (unaudited) (continued) August 31, 2020	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services (continued)
Robert Half International, Inc.	12,021	$639,517
Verisk Analytics, Inc.	272	50,774

		975,686

Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)(b)	2,503	117,716

Road & Rail — 0.9%
AMERCO	1,173	416,286
CSX Corp.	26,515	2,027,337
Landstar System, Inc.	3,789	504,278
Lyft, Inc., Class A(a)	7,749	229,913
Norfolk Southern Corp.	3,392	720,902
Old Dominion Freight Line, Inc.	604	122,116
Union Pacific Corp.	3,789	729,155

		4,749,987

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	417	48,739
Applied Materials, Inc.	54,664	3,367,302
Cirrus Logic, Inc.(a)	5,015	303,859
Intel Corp.	205,751	10,483,014
Maxim Integrated Products, Inc.	1,823	124,766
NVIDIA Corp.	6,551	3,504,654

		17,832,334

Software — 1.9%
Atlassian Corp. PLC, Class A(a)	2,616	501,644
Citrix Systems, Inc.	6,358	923,181
Cloudflare, Inc., Class A(a)	12,337	472,014
DocuSign, Inc.(a)	2,286	509,778
Intuit, Inc.	607	209,652
Microsoft Corp.	19,649	4,431,439
RingCentral, Inc., Class A(a)	1,839	534,726
Slack Technologies, Inc., Class A(a)	16,211	532,369
Smartsheet, Inc., Class A(a)	9,465	516,126
Zoom Video Communications, Inc., Class A(a)	1,687	548,444
Zscaler, Inc.(a)	3,547	508,427

		9,687,800

Specialty Retail — 3.2%
Dick’s Sporting Goods, Inc.	13,800	746,856
Five Below, Inc.(a)	6,510	712,520
Foot Locker, Inc.	30,637	929,220
Gap, Inc.	55,616	967,162
Home Depot, Inc.	33,704	9,606,988
Lowe’s Cos., Inc.	9,850	1,622,197
RH(a)	2,287	755,968
TJX Cos., Inc.	20,499	1,123,140

		16,464,051

Technology Hardware, Storage & Peripherals — 0.2%
HP, Inc.	46,814	915,214
NetApp, Inc.	4,844	229,557

		1,144,771

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(a)	2,775	$1,042,484
NIKE, Inc., Class B	7,016	785,020
Ralph Lauren Corp.	8,197	564,200
VF Corp.	22,822	1,500,546

		3,892,250

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	29,343	269,075

Trading Companies & Distributors — 0.9%
Fastenal Co.	5,019	245,228
GATX Corp.	18,575	1,242,296
SiteOne Landscape Supply, Inc.(a)	1,622	202,831
WESCO International, Inc.(a)	3,010	141,019
WW Grainger, Inc.	7,105	2,596,380

		4,427,754

Water Utilities — 0.6%
American Water Works Co., Inc.	20,603	2,912,028

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	58,175	1,345,588
United States Cellular Corp.(a)	29,546	1,074,883

		2,420,471

Total Long-Term Investments — 96.7% (Cost: $450,757,854)		498,842,254

Short-Term Securities(c)(d)

Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%	14,710,717	14,710,717
SL Liquidity Series, LLC, Money Market Series, 0.31%(e)	3,347,124	3,348,797

Total Short-Term Securities — 3.5% (Cost: $18,058,025)		18,059,514

Total Investments — 100.2% (Cost: $468,815,879)		516,901,768

Liabilities in Excess of Other Assets — (0.2)%		(899,170)

Net Assets — 100.0%		$516,002,598

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) August 31, 2020	Master Advantage Large Cap Value Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,191,241	$519,476	(a)	$—	$—	$—	$14,710,717	14,710,717	$3,047		$—
SL Liquidity Series, LLC, Money Market Series	1,284,575	2,065,918	(a)	—	(876)	(820)	3,348,797	3,347,124	18,413	(b)	—

					$(876)	$(820)	$18,059,514		$21,460		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	101	09/18/20	$17,669	$1,296,572

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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Schedule of Investments (unaudited) (continued) August 31, 2020	Master Advantage Large Cap Value Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$498,842,254	$—	$—	$498,842,254
Short-Term Securities
Money Market Funds	14,710,717	—	—	14,710,717

	$513,552,971	$—	$—	513,552,971

Investments Valued at NAV(a)				3,348,797

				$516,901,768

Derivative Financial Instruments(b)
Assets
Equity Contracts	$1,296,572	$—	$—	$1,296,572

(a)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

S&P	Standard & Poor’s

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